CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net of allowances	$ 38,180	$ 42,650
Loans to and interest receivable from other related parties	110,000	219,679
Loans to and interest receivable from other related parties	454,912	480,786
Current liabilities	$ 1,219,938	$ 2,159,019
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	237,242	236,553
Ordinary shares, shares outstanding	237,242	236,553
Treasury stock	3,056	0
Common Class A
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	142,417	140,274
Class B Ordinary Shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	94,825	96,279
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000
Consolidated VIEs | Without recourse
Current liabilities	$ 575,057	$ 710,915
Alibaba
Net of allowances	0	0
Other related parties
Net of allowances	555	0
Loans to and interest receivable from other related parties	0	5,307
Third parties
Net of allowances	$ 37,625	$ 42,650